John Deere Owner Trust 2024-C			EXHIBIT 99.2
Statement to Certificateholders

$392,300,000 Class A-1 5.01500% Asset Backed Notes due September 15, 2025
$245,000,000 Class A-2A 4.36% Asset Backed Notes due August 16, 2027
$293,000,000 Class A-2B Floating Rate Asset Backed Notes due August 16, 2027
$538,000,000 Class A-3 4.06% Asset Backed Notes due June 15, 2029
$95,330,000 Class A-4 4.15% Asset Backed Notes due August 15, 2031
$40,098,968 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			4.34471%
Class A-2B interest rate:			4.77471%

Payment Date:			15-May-25

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$8,519,452.57
		per $1,000 original principal amount:	$21.72

	(b)	Class A-2A Notes:	$29,887,581.27
		per $1,000 original principal amount:	$121.99

	(c)	Class A-2B Notes:	$35,743,107.39
		per $1,000 original principal amount:	$121.99

	(d)	Class A-3 Notes:	($0.00)
		per $1,000 original principal amount:	($0.00)

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$74,150,141.23

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$35,604.21
		per $1,000 original principal amount:	$0.09

		(ii) Class A-2A Notes:	$890,166.67
		per $1,000 original principal amount:	$3.63

		(iii) Class A-2B Notes:	$1,165,825.03
		per $1,000 original principal amount:	$3.98

		(iv) Class A-3 Notes:	$1,820,233.33
		per $1,000 original principal amount:	$3.38

		(v) Class A-4 Notes:	$329,682.92
		per $1,000 original principal amount:	$3.46

		(vi) Total:	$4,241,512.16

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$1,186,320,959.86

	(b)	Note Value at end of related Collection Period:	$1,145,798,279.75

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$40,098,968.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$215,112,418.73
		(ii) A-2A Note Pool Factor:	0.8780099

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$257,256,892.61
		(ii)	A-2B Note Pool Factor:	0.8780099

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$538,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$95,330,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$1,051,142.63
		(i)	per $1,000 original principal amount:	$0.63
	(b)	Amount of Servicing Fee earned:		$1,051,142.63
	(c)	Amount of Servicing Fee paid:		$1,051,142.63
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$3,402,371.88

(11)	(i)	Amount in Reserve Account:		$16,037,289.68
	(ii)	Specified Reserve Account Balance:		$16,037,289.68

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$22,830,769.31
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.92%

(13)	(i)	Aggregate amount of net losses for the collection period:		$727,924.87
	(ii)	Cumulative amount of net losses:		$2,653,139.83
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.16%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$748,461.94
		(ii)	% of Pool Balance:	0.06%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%